CONTRACTUAL OBLIGATIONS (Tables)	12 Months Ended
Dec. 31, 2020
CONTRACTUAL OBLIGATIONS [Abstract]
Contractual Commitments
As of December 31, 2020, the Company had the following contractual commitments:

	Estimated maturity date
	Total	Due less than one year	Less than one year	1-2 years	3-5 years	More than 5 years
Financial indebtedness (1)	54,855,281	-	2,840,063	8,520,188	43,495,030	-
Purchase obligations (2)	6,694,415	-	5,646,421	1,047,994	-	-
Financial Leases	3,587,140	63,526	629,444	1,259,052	1,259,052	376,066
Total	65,136,836	63,526	9,115,928	10,827,234	44,754,082	376,066

(1) Corresponds to the cancellation of principal and interest of the financial indebtedness. For further information, see Note 13.
(2) Corresponds to purchase of natural gas contracts for the processing of liquids.